Exhibit 1

Merit 2020-HILL

Commercial Mortgage Pass-Through Certificates Series, 2020-HILL

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

6 August 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013

Re:	Merit 2020-HILL (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates Series, 2020-HILL (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 August 2020

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes evidencing a two-year (subject to three, one-year extension options) floating rate, interest-only mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage or deed of trust liens on the borrowers’ fee simple interests in 78 self-storage properties located in 23 states (each a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 August 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Loan Term and
ii.	Fully Extended Loan Term

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Initial Loan Term and
c.	Fully Extended Loan Term,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Initial Maturity and
ii.	Fully Extended Remaining Term to Maturity

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any applicable extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the “Amortization Term” of the Mortgage Loan and Mezzanine Loan,
b.	Use the “Initial Loan Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Period”),
c.	Use the “Fully Extended Loan Term,” as shown on the Final Data File, for the fully extended interest-only period of the Mortgage Loan and Mezzanine Loan (the “Fully Extended IO Period”) ,
d.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balance at Maturity”) and
e.	Use the “Original Mezzanine Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Cut-off Date Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Balance at Maturity”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-off Date Mortgage Loan Balance,
d.	Cut-off Date Mezzanine Loan Balance,
e.	Mortgage Loan Balance at Maturity and
f.	Mezzanine Loan Balance at Maturity,

as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,
ii.	Cut-off Total Debt Balance and
iii.	Total Debt Balance at Maturity

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Mortgage Loan Spread and
d.	Mezzanine Loan Spread,

as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Total Debt Spread,
d.	LIBOR Floor and
e.	LIBOR Rounding Methodology,

as shown on the Final Data File, and a LIBOR assumption of 0.15500% that was provided by the Depositor, we recalculated the:

i.	Assumed Mortgage Loan Interest Rate,
ii.	Assumed Mezzanine Loan Interest Rate and
iii.	Assumed Total Debt Interest Rate

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	LIBOR Cap Strike Price,
b.	Mortgage Loan Spread,
c.	Mezzanine Loan Spread and
d.	Total Debt Spread,

as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate @ LIBOR Cap,
ii.	Mezzanine Loan Interest Rate @ LIBOR Cap and
iii.	Total Debt Interest Rate @ LIBOR Cap

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

12.	Using the:
a.	Original Mortgage Loan Balance,
b.	Assumed Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate @ LIBOR Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service,
ii.	Mortgage Loan Annual Debt Service,
iii.	Mortgage Loan Monthly Debt Service @ LIBOR Cap and
iv.	Mortgage Annual Debt Service @ LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service @ LIBOR Cap” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate @ LIBOR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service @ LIBOR Cap” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service @ LIBOR Cap,” as shown on the Final Data File.

Attachment A Page 6 of 9

13.	Using the:
a.	Original Mezzanine Loan Balance,
b.	Assumed Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate @ LIBOR Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service,
ii.	Mezzanine Loan Annual Debt Service,
iii.	Mezzanine Loan Monthly Debt Service @ LIBOR Cap and
iv.	Mezzanine Loan Annual Debt Service @ LIBOR Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service @ LIBOR Cap” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate @ LIBOR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service @ LIBOR Cap” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service @ LIBOR Cap,” as shown on the Final Data File.

Attachment A Page 7 of 9

14.	Using the:
a.	Mortgage Loan Monthly Debt Service,
b.	Mortgage Loan Annual Debt Service,
c.	Mortgage Loan Monthly Debt Service @ LIBOR Cap,
d.	Mortgage Loan Annual Debt Service @ LIBOR Cap,
e.	Mezzanine Loan Monthly Debt Service,
f.	Mezzanine Loan Annual Debt Service,
g.	Mezzanine Loan Monthly Debt Service @ LIBOR Cap and
h.	Mezzanine Loan Annual Debt Service @ LIBOR Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly Debt Service,
ii.	Total Debt Annual Debt Service,
iii.	Total Debt Monthly Debt Service @ LIBOR Cap and
iv.	Total Debt Annual Debt Service @ LIBOR Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Cut-off Date Mezzanine Loan Balance,
c.	Mortgage Loan Balance at Maturity,
d.	Mortgage Loan Annual Debt Service,
e.	Mortgage Loan Annual Debt Service @ LIBOR Cap,
f.	TTM NOI,
g.	UW NCF,
h.	UW NOI,
i.	As-is Appraisal Value,
j.	As-Portfolio Appraisal Value and
k.	Square Feet,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	TTM NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	TTM NOI DSCR at Cap,
iv.	Mortgage Loan UW NCF DSCR at Cap,
v.	Mortgage Loan Cut-off Date As-Is LTV,
vi.	Mortgage Loan Maturity Date As-Is LTV,
vii.	Mortgage Loan Cut-off Date As-Portfolio LTV,
viii.	Mortgage Loan Maturity Date As-Portfolio LTV,
ix.	Mortgage Loan TTM NOI DY,
x.	Mortgage Loan UW NOI DY,
xi.	Mortgage Loan Balance Per Square Foot and
xii.	Mezzanine Loan Balance Per Square Foot

of the Mortgage Loan and Mezzanine Loan, as applicable, and with respect to items xi. and xii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

15. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

16.	Using the:
a.	Cut-off Date Total Debt Balance,
b.	Total Debt Balance at Maturity,
c.	Total Debt Annual Debt Service,
d.	Total Debt Annual Debt Service @ LIBOR Cap,
e.	TTM NOI,
f.	UW NCF,
g.	UW NOI,
h.	As-is Appraisal Value,
i.	As-Portfolio Appraisal Value and
j.	Square Feet,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt TTM NOI DSCR,
ii.	Total Debt UW NCF DSCR,
iii.	Total Debt TTM NOI DSCR at Cap,
iv.	Total Debt UW NCF DSCR at Cap,
v.	Total Debt TTM NOI DY,
vi.	Total Debt UW NOI DY,
vii.	Total Debt Cut-off Date As-Is LTV,
viii.	Total Debt Maturity Date As-Is LTV,
ix.	Total Debt Cut-off Date As-Portfolio LTV,
x.	Total Debt Maturity Date As-Portfolio LTV and
xi.	Total Debt Balance Per Square Foot

of the Total Debt associated with the Mortgage Loan, and with respect to item xi. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

Attachment A Page 9 of 9

17.	Using the:
a.	Primary Servicer Fee Rate and
b.	Master Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Cert Admin Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Total Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Mortgage Loan Spread and
b.	Total Admin Fee Rate,

as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the “Cut-off Date Mortgage Loan Balance,” as shown on the Final Data File, we recalculated the “% of Cut-off Date Mortgage Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Notes	5 August 2020

Mortgage Loan Agreement	5 August 2020

Mezzanine Loan Promissory Notes	5 August 2020

Mezzanine Loan Agreement	5 August 2020

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Cash Management Agreement	5 August 2020

Deposit Account Control Agreement	5 August 2020

Settlement Statement	5 August 2020

Guaranty Agreement	5 August 2020

Non-Consolidation Opinion	5 August 2020

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	30 July 2020

Engineering Reports	Various

Seismic Reports	Various

Environmental Phase I Reports	Various

USPS Internet Site (www.usps.gov)	Not Dated

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

Property Management Agreements	Various

Pro Forma Title Policies	Not Dated

Historical Occupancy Summary	Not Dated

Insurance Review Document	5 August 2020

Environmental Insurance Policy	Not Dated

Self Storage Almanac 2020	23 July 2020

US Census Reports	Not Dated

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report or Engineering Report
Property City (see Note 1)	Appraisal Report or Engineering Report
State (see Note 1)	Appraisal Report or Engineering Report
County	Appraisal Report or Engineering Report
Zip Code	Appraisal Report, Engineering Report or USPS Internet Site (www.usps.gov)
MSA	Appraisal Report
Market Condition	Self Storage Almanac 2020
Property Type	Appraisal Report
Property Class	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report
Acquisition Date	Underwriter’s Summary Report
Number of Units	Underwritten Rent Roll
% Climate Controlled	Underwritten Rent Roll
Square Feet	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Most Recent Occupancy (Square Foot) %	Underwritten Rent Roll
Environmental Insurance	Insurance Review Document
Property Manager	Mortgage Loan Agreement
Title Type (see Note 2)	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

As-is Appraisal Value	Appraisal Report
As-is Date of Value	Appraisal Report
As-Portfolio Appraisal Value	Portfolio Appraisal Report
Appraisal Firm	Appraisal Report
Appraised Cap Rate	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report
Seismic Firm (see Note 3)	Seismic Report
Seismic Report Date (see Note 3)	Seismic Report
Seismic PML % (see Note 3)	Seismic Report
Seismic Insurance	Insurance Review Document

Exhibit 2 to Attachment A

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2018 Effective Gross Income	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2019 Effective Gross Income	Underwriter’s Summary Report
2019 Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
TTM As of Date	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
TTM Replacements	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
UW Effective Gross Income	Underwriter’s Summary Report
UW Expense	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacements	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
NOI at Acquisition	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Mortgage Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement
Initial Debt Service Deposit	Settlement Statement
Monthly Debt Service Deposit	Mortgage Loan Agreement
Initial Other Escrow	Settlement Statement
Monthly Other Escrow	Mortgage Loan Agreement
Description of Other Escrow	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
Origination Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement
Original Mezzanine Loan Balance	Mezzanine Loan Agreement
Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options Description (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Spread Increase (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Spread Increase (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Spread Increase (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Third Extension Spread Increase (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Third Extension Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Exit Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (EoD) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest Rate Adjustment Frequency (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Strike Price (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Provider Rating (M/S&P/F) (see Note 5)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Extension Term LIBOR Cap (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
Rate Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mezzanine Loan Spread	Mezzanine Loan Agreement
Prepayment String	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Guarantor	Guaranty Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Substitution Allowed	Mortgage Loan Agreement

LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 6)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement and Deposit Account Control Agreement
Terms/Description of Springing Cash Management (If applicable)	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
TIC Structure	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Letter of Credit	Mortgage Loan Agreement
Earnout / Holdback	Mortgage Loan Agreement
Assumption Fee (%)	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For each Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Property Name	Characteristic	Provided Value

Save Green	Title Type	Fee

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Depositor.

3.	The Depositor instructed us to perform procedures on the:
a.	Seismic Firm,
b.	Seismic Report Date and
c.	Seismic PML %

characteristics only for Properties where we received a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “<blank>” for the indicated characteristics.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

6.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft” for the “LockBox Type” characteristic if the applicable Source Document(s) require the borrower(s) to deposit or cause the property manager(s) to deposit all rents collected to the lockbox account.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Number
Loan / Property
Property Name
Property Count
Appraisal Type
SF Per Capita
Master Lease Agreement (y/n)
Master Lease Details
LIBOR Cap Expiration Date
LIBOR Cap Provider
Future Debt Description
Phase II Date
Sponsor
Primary Servicer Fee Rate
Master Servicer Fee Rate
Trustee/Cert Admin Fee Rate
Operating Advisor Fee
CREFC Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.